Schedule 1 - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating revenue, net	¥ 3,205,914	$ 503,078	¥ 3,027,948	¥ 1,510,965
Operating costs and expenses	1,054,475	165,470	742,258	291,310
Interest income	48,662	7,636	26,515	10,533
Fair value change of warrant			150,685
Foreign currency exchange loss	9,349	1,467	(1,335)	4,152
Income tax expense/(benefit)	(220,987)	(34,678)	50,155	142,528
Others, net	9,764	1,532	8,052	817
Net loss attributable to Waterdrop Inc.	(1,574,080)	(247,007)	(663,869)	(321,535)
Deemed dividend on modification on preferred shares			67,975
Deemed dividend upon issuance of warrants			90,268
Preferred shares redemption value accretion	152,287	23,897	285,668	136,839
Net loss attributable to ordinary shareholders	(1,726,367)	(270,904)	(1,107,780)	(458,374)
Other comprehensive income/(loss)
Foreign currency transaction adjustments	(36,640)	(5,750)	(14,008)	27,771
Unrealized gains on available for sale investments, net of tax	192	30	1,724	209
Total comprehensive loss	(1,610,528)	(252,727)	(676,153)	(293,555)
Waterdrop Inc. [Member]
Operating revenue, net	2,279	358
Operating costs and expenses	(250,814)	(39,358)	(229,413)	(30,090)
Interest income	8,666	1,360	2,293	1,212
Fair value change of warrant	0	0	(150,685)
Foreign currency exchange loss	(2,114)	(332)	(3)	(16)
Income tax expense/(benefit)	0	0	(39)	(118)
Others, net	4	1
Equity in loss of subsidiaries and VIEs	(1,332,101)	(209,036)	(286,022)	(292,523)
Net loss attributable to Waterdrop Inc.	(1,574,080)	(247,007)	(663,869)	(321,535)
Deemed dividend on modification on preferred shares	0	0	(67,975)
Deemed dividend upon issuance of warrants	0	0	(90,268)
Preferred shares redemption value accretion	(152,287)	(23,897)	(285,668)	(136,839)
Net loss attributable to ordinary shareholders	(1,726,367)	(270,904)	(1,107,780)	(458,374)
Other comprehensive income/(loss)
Foreign currency transaction adjustments	(36,640)	(5,750)	(14,008)	27,771
Unrealized gains on available for sale investments, net of tax	192	30	1,724	209
Total comprehensive loss	¥ (1,610,528)	$ (252,727)	¥ (676,153)	¥ (293,555)